Investor A C Institutional And Class R [Member] Expense Example - Investor A C Institutional And Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	May 31, 2025 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,023
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	626
Expense Example, with Redemption, 3 Years	854
Expense Example, with Redemption, 5 Years	1,099
Expense Example, with Redemption, 10 Years	1,801
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	1,942
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	$ 1,692